Intangible Assets Deemed to Indefinite Life and Not Being Amortized (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Indefinite Lived Intangible Assets By Major Class [Line Items]
Indefinite life intangible assets	$ 28,757	$ 52,957
Aggregates Business
Indefinite Lived Intangible Assets By Major Class [Line Items]
Indefinite life intangible assets	16,775	16,575
Cement
Indefinite Lived Intangible Assets By Major Class [Line Items]
Indefinite life intangible assets	9,417	33,817
Magnesia Specialties
Indefinite Lived Intangible Assets By Major Class [Line Items]
Indefinite life intangible assets	2,565	2,565
Operating Permits
Indefinite Lived Intangible Assets By Major Class [Line Items]
Indefinite life intangible assets	6,600	6,600
Operating Permits | Aggregates Business
Indefinite Lived Intangible Assets By Major Class [Line Items]
Indefinite life intangible assets	6,600	6,600
Use Rights Not Subject To Amortization
Indefinite Lived Intangible Assets By Major Class [Line Items]
Indefinite life intangible assets	19,312	29,412
Use Rights Not Subject To Amortization | Aggregates Business
Indefinite Lived Intangible Assets By Major Class [Line Items]
Indefinite life intangible assets	10,175	9,975
Use Rights Not Subject To Amortization | Cement
Indefinite Lived Intangible Assets By Major Class [Line Items]
Indefinite life intangible assets	9,137	19,437
Trade names
Indefinite Lived Intangible Assets By Major Class [Line Items]
Indefinite life intangible assets	2,845	16,945
Trade names | Cement
Indefinite Lived Intangible Assets By Major Class [Line Items]
Indefinite life intangible assets	280	14,380
Trade names | Magnesia Specialties
Indefinite Lived Intangible Assets By Major Class [Line Items]
Indefinite life intangible assets	$ 2,565	$ 2,565